Note 7 - Prepaid Expenses and Other Assets (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity Securities, FV-NI, Current	$ 11,994	$ 3,945
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Current	14,166	389
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Noncurrent		5,934
Marketable Securities, Current	17,751	19,188
Equity Securities, FV-NI, Noncurrent	6,768	7,335
Other Income [Member]
Equity Securities, FV-NI, Realized Gain (Loss)	540	$ 101
Asset Pledged as Collateral [Member] | Letter of Credit [Member]
Short-Term Investments	$ 15,192